Condensed Consolidated and Combined Balance Sheets - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 300.0	$ 323.4
Accounts receivable, net of allowances of $8.8 (2018) and $9.8 (2017)	606.1	567.4
Other receivables	30.8	34.5
Inventories (Note 7)	1,008.7	1,062.3
Prepaid expenses and other	123.2	136.1
Restricted cash (Note 14)	634.9	0.0
Total current assets	2,703.7	2,123.7
Noncurrent Assets
Investments (Note 9)	14.9	12.3
Goodwill	2,968.8	2,969.2
Other intangibles, net	2,514.8	2,672.8
Other noncurrent assets	100.0	242.0
Property and equipment, net of accumulated depreciation $894.5 (2018) and $834.1 (2017)	909.3	920.3
Total assets	9,211.5	8,940.3
Current Liabilities
Accounts payable	202.7	203.8
Employee compensation	81.3	89.3
Sales rebates and discounts	147.9	165.5
Other current liabilities	178.6	184.5
Payable to Lilly (Note 14)	634.9	0.0
Total current liabilities	1,245.4	643.1
Noncurrent Liabilities
Long-term debt (Note 8)	2,478.5	0.0
Accrued retirement benefits	136.0	139.0
Deferred taxes	125.0	251.9
Other noncurrent liabilities	89.5	126.0
Total liabilities	4,074.4	1,160.0
Commitments and Contingencies (Note 11)
Equity
Net parent company investment	0.0	8,036.9
Common stock, no par value, 5,000,000,000 shares authorized 365,625,000 shares issued and outstanding as of September 30, 2018	0.0	0.0
Additional paid-in capital	5,347.4	0.0
Accumulated other comprehensive loss	(210.3)	(256.6)
Total equity	5,137.1	7,780.3
Total liabilities and equity	$ 9,211.5	$ 8,940.3